HELD FOR SALE	3 Months Ended
Mar. 31, 2023
Held For Sale
HELD FOR SALE

6.	HELD FOR SALE

As discussed in Note 1, on March 8, 2023 the Company entered into the Purchase Agreement with Seller, Mimosa, and Buyer, pursuant to which the Seller will sell all of the issued and outstanding shares of common stock of Mimosa to Buyer for an aggregate purchase price of approximately $60,000,000 in cash (subject to customary adjustments) on the terms and subject to the conditions set forth in the Purchase Agreement (the “Transaction”). The Purchase Agreement contains customary representations, warranties and covenants by the parties subject to specified exceptions and qualifications. Each party’s obligations to consummate the Transaction pursuant to the Purchase Agreement are subject to customary closing conditions as set out in the Mimosa Purchase Agreement, including, among others, approval of the Transaction by the Committee on Foreign Investment in the United States, approval of the Transaction by the Competition Authority of the Republic of Turkey, and approval of the Transaction by the senior lenders.

The Company has met the criteria for recording the Mimosa assets and liabilities as “held for sale” at March 31, 2023. Since the Company did not meet the criteria for held for sale at December 31, 2022, the assets and liabilities of the Mimosa group are recorded in their respective categories.

The assets and liabilities of the disposal group, Mimosa, were evaluated to determine whether the carrying amounts should be adjusted in accordance with other GAAP standards. After adjusting the assets and liabilities of the disposal group, the disposal group as a whole is measured at the lower of carrying amount or fair value less costs to sell. Depreciation and amortization of long-lived assets in the disposal group will not be recorded during the period in which the disposal group meets the criteria for held for sale.

The unaudited condensed balance sheet of Mimosa at March 31, 2023 is as follows:

	March 31, 2023	December 31, 2022
ASSETS
Current assets:
Accounts receivable, net of allowance of $103 and $123 as of March 31, 2023 and December 31, 2022, respectively	7,420	7,413
Inventory	4,941	3,759
Prepaid expenses and other current assets	231	410
Total current assets	12,592	11,582
Property, plant and equipment, net	1,084	1,107
Goodwill	13,641	13,641
Intangible assets, net	5,113	5,302
Right-of-use assets, net	845	916
Other non-current assets	108	109
Total assets	$33,383	$32,657

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$10,105	$5,545
Accrued expenses and other current liabilities	1,587	1,517
Deferred revenue	271	253
Total current liabilities	11,963	7,315
Other long-term liabilities	17,294	21,103
Total liabilities	29,257	28,418
Total liabilities and stockholders’ deficit	$33,383	$32,657